Capitalised Costs Relating to Oil and Gas Production Activities (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Capitalized costs relating to oil and gas producing activities by geographic area [line items]
Unproved properties	$ 1,334	$ 1,394	$ 1,343
Proved properties	33,064	31,360	29,890
Total costs	34,398	32,754	31,233
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(22,532)	(21,519)	(20,508)
Net capitalised costs	11,866	11,235	10,725
Australia [member]
Capitalized costs relating to oil and gas producing activities by geographic area [line items]
Unproved properties		10	10
Proved properties	17,882	17,079	16,514
Total costs	17,882	17,089	16,524
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(12,720)	(11,423)	(10,867)
Net capitalised costs	5,162	5,666	5,657
United States [member]
Capitalized costs relating to oil and gas producing activities by geographic area [line items]
Unproved properties	754	808	875
Proved properties	13,210	12,538	11,751
Total costs	13,964	13,346	12,626
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(8,329)	(8,726)	(8,339)
Net capitalised costs	5,635	4,620	4,287
Other countries [member]
Capitalized costs relating to oil and gas producing activities by geographic area [line items]
Unproved properties	580	576	458
Proved properties	1,972	1,743	1,625
Total costs	2,552	2,319	2,083
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(1,483)	(1,370)	(1,302)
Net capitalised costs	$ 1,069	$ 949	$ 781